INVESTMENTS IN SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Peru	Peru
Functional currency		US$	US$
Percentage of equity ownership		70.00%	70.00%	70.00%
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Chile	Chile
Functional currency		US$	US$
Percentage of equity ownership		99.898%	99.898%	99.898%
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina	Argentina
Functional currency		ARS	ARS
Percentage of equity ownership		99.8656%	99.8656%
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Chile	Chile
Functional currency		US$	US$
Percentage of equity ownership		100.00%	100.00%	100.00%
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Ecuador	Ecuador
Functional currency		US$	US$
Percentage of equity ownership		100.00%	100.00%
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia	Colombia
Functional currency		COP	COP
Percentage of equity ownership		99.1906%	99.1906%
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil	Brazil
Functional currency		BRL	BRL
Percentage of equity ownership	[1]	100.00%	99.9993%	99.9993%

[1]	As of December 31, 2017, indirect ownership participation on TAM S.A and subsidiaries is from Holdco I S.A., LATAM is entitled to 99,9983% of the economic rights and 49% of the rights politicians product of provisional measure No. 714 of the Brazilian Government implemented during 2016 which allows foreign capital to have up to 49% of the property.